Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (353)	$ (359)	$ (228)
Payroll and related benefits	(193)	(196)	(194)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(4,726)	(4,884)	(4,404)
Social security contributions	(698)	(699)	(647)
Other personnel cost	(708)	(762)	(580)
Pension expense for defined benefit plans	(193)	(196)	(194)
Share-based payment expense	(353)	(359)	(228)
Contributions to defined contribution plans	(116)	(118)	(77)
Payroll and related benefits	$ (6,794)	$ (7,018)	$ (6,130)